Leases - Additional Information (Detail) $ in Millions	12 Months Ended
Feb. 25, 2017 USD ($)
Property Subject to or Available for Operating Lease [Line Items]
Operating Leases, Income Statement, Minimum Lease Revenue	$ 296.4
Minimum
Property Subject to or Available for Operating Lease [Line Items]
Lease period	15 years
Maximum
Property Subject to or Available for Operating Lease [Line Items]
Lease period	20 years